SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE ANNUITY ACCOUNT FIVE
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                      Seasons Advantage Variable Annuity
                     Seasons Advisor III Variable Annuity
                       Seasons Elite Variable Annuity
                 Seasons Preferred Solution Variable Annuity
                      Seasons Select II Variable Annuity

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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE ANNUITY ACCOUNT FIVE
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                          Seasons Elite Variable Annuity
                        Seasons Select II Variable Annuity


The below replaces the disclosure under SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio in the INVESTMENT OPTIONS section of the prospectus:

SunAmerica Series Trust offers the SA VCP Dynamic Allocation Portfolio ("Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor ("Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. Please see the SunAmerica Series Trust prospectus and Statement of Additional Information for details.

Dated:  December 21, 2018

               Please keep this supplement with your prospectus.